Shareholder Report		4 Months Ended	12 Months Ended
		Jul. 01, 2025	Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			GMO ETF Trust
Entity Central Index Key			0001981627
Entity Investment Company Type			N-1A
Document Period End Date			Feb. 28, 2026
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
C000263323
Shareholder Report [Line Items]
Fund Name			GMO Ultra-Short Income ETF
Trading Symbol			GMOC
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Ultra-Short Income ETF for the period of October 27, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			(844) 761-1102
Additional Information Website			https://www.gmo.com/americas/etf-documents/
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
GMO Ultra-Short Income ETF	$7	0.20%Footnote Reference1
Footnote	Description
Footnote*	For the period October 27, 2025 (commencement of operations) through February 28, 2026. The costs would have been higher had the Fund operated the full year.
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 7
Expense Ratio, Percent	[1]		0.20%
Expenses Short Period Footnote [Text Block]			For the period October 27, 2025 (commencement of operations) through February 28, 2026. The costs would have been higher had the Fund operated the full year.
Factors Affecting Performance [Text Block]

How did the Fund perform last period and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the FTSE 3-Month Treasury Bill Index is included for comparative purposes.

The GMO Ultra-Short Income ETF returned +1.49% (net) at net asset value (NAV) for the period from commencement of operations on October 27, 2025, until the end of the fiscal year on February 28, 2026, as compared with +1.34% for the FTSE 3-Month Treasury Bill Index.

Allocation to high-quality CLOs (Collateralized Loan Obligations) drove relative performance, followed by gains from holdings in U.S. Treasury Bills/Notes and Floating Rate U.S. Treasury Notes.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	GMO Ultra-Short Income ETF at NAV	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
10/27/2025	$10,000	$10,000	$10,000
10/2025	$9,998	$9,934	$10,006
11/2025	$10,037	$9,996	$10,039
12/2025	$10,077	$9,981	$10,073
01/2026	$10,114	$9,992	$10,105
02/2026	$10,149	$10,155	$10,134

Average Annual Return [Table Text Block]
Table Summary
AATR	Since 10/27/2025 (commencement of operations)
GMO Ultra-Short Income ETF at NAV	1.49%
Bloomberg U.S. Aggregate Index	1.55%
FTSE 3-Month Treasury Bill Index	1.34%

Performance Inception Date			Oct. 27, 2025
Material Change Date			Oct. 27, 2025
AssetsNet			$ 13,181,740
Holdings Count | Holding			58
Advisory Fees Paid, Amount			$ 5,369
InvestmentCompanyPortfolioTurnover			43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$13,181,740
Number of Portfolio Holdings	58
Portfolio Turnover Rate	43%
Total Advisory Fees Paid, Net	$5,369

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets
Table Summary
Debt Obligations	98.4
Short-Term Investments	3.5
Other	(1.9)

Material Fund Change [Text Block]			Material Fund Changes This is a summary of certain changes to the Fund since October 27, 2025. Effective January 1, 2026, the fiscal year end of the Fund is February 28th.
Material Fund Change Strategies [Text Block]			Effective January 1, 2026, the fiscal year end of the Fund is February 28th.
Summary of Change Legend [Text Block]			This is a summary of certain changes to the Fund since October 27, 2025.
C000254839
Shareholder Report [Line Items]
Fund Name			GMO Beyond China ETF
Trading Symbol			BCHI
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Beyond China ETF for the period of July 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			(844) 761-1102
Additional Information Website			https://www.gmo.com/americas/etf-documents/
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
GMO Beyond China ETF	$51	0.65%Footnote Reference1
Footnote	Description
Footnote*	For the period July 1, 2025 through February 28, 2026. The costs would have been higher had the Fund operated the full year.
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 51
Expense Ratio, Percent	[2]		0.65%
Expenses Short Period Footnote [Text Block]			For the period July 1, 2025 through February 28, 2026. The costs would have been higher had the Fund operated the full year.
Factors Affecting Performance [Text Block]

How did the Fund perform last period and what affected its performance?

Although the Fund is not managed relative to, any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI Emerging Markets ex-China Index is included for comparative purposes.

The GMO Beyond China ETF returned +35.70% (net) at net asset value (NAV) for the period from July 1, 2025, until the end of the fiscal year on February 28, 2026, as compared with +42.24% for the MSCI Emerging Markets ex-China Index.

Relative to MSCI Emerging Markets ex-China, the portfolio underperformed from a mix of country allocation and stock selection decisions related to the theme of companies moving supply chains out of China. Country allocation detracted from a mix of overweight positions more exposed to the theme (e.g., Indonesia) and underweight positioning toward countries less exposed to the theme (e.g., Korea). The most challenging areas for stock selection included the Materials sector and underweight positioning toward semiconductor names within Information Technology.

The portfolio added value by avoiding areas that performed poorly and were less exposed to the theme, including underweight positioning toward Saudi Arabia, Energy, Communication Services, and Health Care.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	GMO Beyond China ETF at NAV	MSCI Emerging Markets ex-China Index
02/2025	$10,000	$10,000
02/2025	$9,684	$9,696
03/2025	$9,650	$9,700
04/2025	$9,918	$10,075
05/2025	$10,446	$10,569
06/2025	$10,903	$11,304
07/2025	$11,171	$11,396
08/2025	$11,342	$11,370
09/2025	$11,629	$12,054
10/2025	$12,391	$12,995
11/2025	$12,317	$12,690
12/2025	$12,682	$13,286
01/2026	$13,546	$14,673
02/2026	$14,796	$16,078

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
AATR	1 Year	Since 2/13/2025 (commencement of operations)Footnote Reference*
GMO Beyond China ETF at NAV	52.79%	45.58%
MSCI Emerging Markets ex-China Index	65.82%	57.66%
Footnote	Description
Footnote*	The NAV returns are calculated using the start of day values on February 13, 2025.

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. The returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability thereunder.

The Fund's expense ratio of 0.65% is equal to the Total Annual Fund Operating Expense as set forth in the Fund's most recent prospectus dated October 28, 2025.

Performance Inception Date			Feb. 13, 2025
Material Change Date		Jul. 01, 2025
AssetsNet			$ 17,095,017
Holdings Count | Holding			98
Advisory Fees Paid, Amount			$ 52,963
InvestmentCompanyPortfolioTurnover			30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$17,095,017
Number of Portfolio Holdings	98
Portfolio Turnover Rate	30%
Total Advisory Fees Paid, Net	$52,963

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Technology Hardware & Equipment	19.0
Semiconductors & Semiconductor Equipment	18.2
Banks	13.2
Materials	10.5
Capital Goods	9.2
Automobiles & Components	6.5
Real Estate Management & Development	5.8
Financial Services	5.7
Consumer Discretionary Distribution & Retail	3.7
Transportation	3.0
Food, Beverage & Tobacco	1.5
Insurance	1.3
Consumer Durables & Apparel	1.3
Other (each less than 1%)	1.1
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Largest Holdings [Text Block]

Country/Region SummaryFootnote Reference**

% of Investments

Table Summary
Taiwan	26.5
India	22.2
South Korea	14.5
Thailand	7.9
Mexico	7.7
Vietnam	5.9
Indonesia	4.2
United Arab Emirates	3.5
Poland	2.8
Brazil	1.4
Turkey	1.4
Other (each less than 1%)	2.0
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Material Fund Change [Text Block]			Material Fund Changes This is a summary of certain changes to the Fund since July 1, 2025. Effective January 1, 2026, the fiscal year end of the Fund is February 28th.
Material Fund Change Strategies [Text Block]			Effective January 1, 2026, the fiscal year end of the Fund is February 28th.
Summary of Change Legend [Text Block]			This is a summary of certain changes to the Fund since July 1, 2025.
C000263320
Shareholder Report [Line Items]
Fund Name			GMO Domestic Resilience ETF
Trading Symbol			DRES
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Domestic Resilience ETF for the period of September 30, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			(844) 761-1102
Additional Information Website			https://www.gmo.com/americas/etf-documents/
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
GMO Domestic Resilience ETF	$23	0.50%Footnote Reference1
Footnote	Description
Footnote*	For the period September 30, 2025 (commencement of operations) through February 28, 2026. The costs would have been higher had the Fund operated the full year.
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 23
Expense Ratio, Percent	[3]		0.50%
Expenses Short Period Footnote [Text Block]			For the period September 30, 2025 (commencement of operations) through February 28, 2026. The costs would have been higher had the Fund operated the full year.
Factors Affecting Performance [Text Block]

How did the Fund perform last period and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI USA Mid Cap Index (Gross) is included for comparative purposes.

The GMO Domestic Resilience ETF returned +19.37% (net) at net asset value (NAV) for the period from commencement of operations on September 30, 2025, until the end of the fiscal year on February 28, 2026, as compared with +5.10% for the MSCI ACWI USA Mid Cap Index.

Relative to the MSCI USA Mid Cap Index (Gross), sector allocation made a positive contribution for the period. The Industrials (overweight), Materials (overweight), and Financials (underweight) allocations helped returns, while Consumer Staples (underweight) and Utilities (underweight) detracted from relative returns. Security selection within sector made a positive contribution. Selection results in Industrials helped relative returns, while selections within Energy and Materials detracted. Sector allocation was more significant than stock selection.

Knight Swift Transportation, Regal Rexnord, and Clean Harbors made the largest positive impact, while not owning Western Digital, Vertiv, and Seagate Technology detracted from relative returns.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	GMO Domestic Resilience ETF at NAV	S&P 500 Index	MSCI USA Mid Cap (Gross) Index
09/30/2025	$10,000	$10,000	$10,000
10/2025	$10,155	$10,234	$9,969
11/2025	$10,188	$10,259	$10,030
12/2025	$10,247	$10,266	$10,022
01/2026	$11,078	$10,414	$10,235
02/2026	$11,937	$10,335	$10,510

Average Annual Return [Table Text Block]
Table Summary
AATR	Since 9/30/2025 (commencement of operations)
GMO Domestic Resilience ETF at NAV	19.37%
S&P 500 Index	3.35%
MSCI USA Mid Cap (Gross) Index	5.10%

Performance Inception Date			Sep. 30, 2025
Material Change Date			Sep. 30, 2025
AssetsNet			$ 39,305,724
Holdings Count | Holding			39
Advisory Fees Paid, Amount			$ 57,001
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$39,305,724
Number of Portfolio Holdings	39
Portfolio Turnover Rate	0%
Total Advisory Fees Paid, Net	$57,001

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Capital Goods	49.7
Transportation	20.5
Materials	14.6
Energy	9.3
Commercial & Professional Services	4.0
Software & Services	1.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Material Fund Change [Text Block]			Material Fund Changes This is a summary of certain changes to the Fund since September 30, 2025. Effective January 1, 2026, the fiscal year end of the Fund is February 28th.
Material Fund Change Strategies [Text Block]			Effective January 1, 2026, the fiscal year end of the Fund is February 28th.
Summary of Change Legend [Text Block]			This is a summary of certain changes to the Fund since September 30, 2025.
C000263321
Shareholder Report [Line Items]
Fund Name			GMO Dynamic Allocation ETF
Trading Symbol			GMOD
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Dynamic Allocation ETF for the period of October 13, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			(844) 761-1102
Additional Information Website			https://www.gmo.com/americas/etf-documents/
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
GMO Dynamic Allocation ETF	$9Footnote Reference1	0.22%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote*	For the period October 13, 2025 (commencement of operations) through February 28, 2026. The costs would have been higher had the Fund operated the full year.
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount	[4]		$ 9
Expense Ratio, Percent	[4],[5]		0.22%
Expenses Short Period Footnote [Text Block]			For the period October 13, 2025 (commencement of operations) through February 28, 2026. The costs would have been higher had the Fund operated the full year.
Factors Affecting Performance [Text Block]

How did the Fund perform last period and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to a 60% MSCI ACWI / 40% Bloomberg U.S. Aggregate blend is included for comparative purposes only.

The GMO Dynamic Allocation ETF returned +10.85% (net) at net asset value (NAV) for the period from commencement of operations on October 13, 2025 to February 28, 2026, as compared with +5.74% for a 60% MSCI ACWI / 40% Bloomberg U.S. Aggregate blend.

This was a very strong period for absolute performance, and for performance in relation to most other traditional risk assets. Over the same period, developed equities as measured by the MSCI World index were up 6.7%, emerging equities as measured by the MSCI Emerging Market index were up 19.6%, while bonds as measured by the Bloomberg U.S. Aggregate index were up 2.3%.

The ETF had an average equity exposure of about 59%, and this had a better return than MSCI ACWI. Within developed markets, we were leaning away from the U.S. as we believed that it was trading at an unfavorable valuation, and indeed it went on to have a poor period relative to other markets. We also had a reasonable investment in emerging markets as we believed that they were trading at preferential valuations, and they outperformed developed markets for the period. Fixed income assets accounted for an average 39% of the ETF, and these were up 2.1% for the period, a little behind the Bloomberg U.S. Aggregate. There was also a modest 2% exposure to cash & equivalents for the period.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	GMO Dynamic Allocation ETF at NAV	Bloomberg U.S. Aggregate Index	GMO Dynamic Allocation Index (60% MSCI ACWI / 40% Bloomberg U.S. Aggregate Blend Index)	MSCI ACWI
10/13/2025	$10,000	$10,000	$10,000	$10,000
10/2025	$10,140	$10,005	$10,157	$10,259
11/2025	$10,272	$10,067	$10,181	$10,258
12/2025	$10,408	$10,052	$10,239	$10,365
01/2026	$10,733	$10,063	$10,426	$10,672
02/2026	$11,085	$10,228	$10,574	$10,810

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
AATR	Since 10/13/2025 (commencement of operations)
GMO Dynamic Allocation ETF at NAV	10.85%
Bloomberg U.S. Aggregate Index	2.23%
GMO Dynamic Allocation Index (60% MSCI ACWI / 40% Bloomberg U.S. Aggregate Blend Index)	5.74%
MSCI ACWI	8.10%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. Performance shown is net of all fees after indirect management fee waivers. Returns would have been lower had certain expenses not been waived during the periods shown and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability thereunder.

The gross expense ratio of 0.73% is equal to the Total Annual Fund Operating Expenses set forth in the Fund's most recent prospectus dated October 28, 2025. The net expense ratio of 0.50% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least November 2, 2026.

Performance Inception Date			Oct. 13, 2025
Material Change Date			Oct. 13, 2025
AssetsNet			$ 35,196,589
Holdings Count | Holding			17
Advisory Fees Paid, Amount			$ 14,365
InvestmentCompanyPortfolioTurnover			8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$35,196,589
Number of Portfolio Holdings	17
Portfolio Turnover Rate	8%
Total Advisory Fees Paid, Net	$14,365

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets
Table Summary
Fixed Income Funds	39.4
International Equity Funds	27.6
U.S. Equity Funds	22.4
Emerging Equity Funds	10.2
Short-Term Investments	0.4

Largest Holdings [Text Block]

Top Ten Holdings

% of InvestmentsFootnote Reference*

Table Summary
GMO International Value ETF	10.3
GMO U.S. Value ETF	9.9
GMO U.S. Quality ETF	9.6
iShares 3-7 Year Treasury Bond ETF	9.0
Schwab Intermediate-Term U.S. Treasury ETF	8.0
Vanguard Intermediate-Term Treasury ETF	7.8
State Street SPDR Portfolio Intermediate Term Treasury ETF	7.1
iShares Core MSCI International Developed Markets ETF	6.3
iShares Core MSCI Emerging Markets ETF	6.2
GMO International Quality ETF	5.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Material Fund Change [Text Block]			Material Fund Changes This is a summary of certain changes to the Fund since October 13, 2025. Effective January 1, 2026, the fiscal year end of the Fund is February 28th.
Material Fund Change Strategies [Text Block]			Effective January 1, 2026, the fiscal year end of the Fund is February 28th.
Summary of Change Legend [Text Block]			This is a summary of certain changes to the Fund since October 13, 2025.
C000254840
Shareholder Report [Line Items]
Fund Name			GMO International Quality ETF
Trading Symbol			QLTI
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO International Quality ETF for the period of July 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			(844) 761-1102
Additional Information Website			https://www.gmo.com/americas/etf-documents/
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
GMO International Quality ETF	$42	0.60%Footnote Reference1
Footnote	Description
Footnote*	For the period July 1, 2025 through February 28, 2026. The costs would have been higher had the Fund operated the full year.
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 42
Expense Ratio, Percent	[6]		0.60%
Expenses Short Period Footnote [Text Block]			For the period July 1, 2025 through February 28, 2026. The costs would have been higher had the Fund operated the full year.
Factors Affecting Performance [Text Block]

How did the Fund perform last period and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI World ex USA Index is included for comparative purposes.

The GMO International Quality ETF returned +9.89% (net) at net asset value (NAV) for the period from July 1, 2025, until the end of the fiscal year on February 28, 2026, as compared with +21.61% for the MSCI World ex USA Index.

Relative to the MSCI World ex USA, sector allocation made a negative contribution this period. The Communication Services (underweight) allocation helped returns, while Consumer Staples (overweight) and Consumer Discretionary (overweight) reduced returns. Security selection within sector made a negative contribution. Selection results in Industrials helped returns. Consumer Staples and Materials detracted from returns. Stock selection within sector was more significant than sector allocation.

TSMC, ASML, and HOYA made the largest positive impact, while SAP, Amadeus, and Dassault Systèmes detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	GMO International Quality ETF at NAV	MSCI World ex USA Index
10/2024	$10,000	$10,000
10/2024	$9,706	$9,844
11/2024	$9,440	$9,868
12/2024	$9,158	$9,603
01/2025	$9,690	$10,081
02/2025	$9,738	$10,258
03/2025	$9,413	$10,199
04/2025	$9,818	$10,663
05/2025	$10,207	$11,165
06/2025	$10,282	$11,427
07/2025	$9,799	$11,289
08/2025	$10,115	$11,786
09/2025	$10,288	$12,037
10/2025	$10,393	$12,166
11/2025	$10,431	$12,293
12/2025	$10,705	$12,662
01/2026	$10,914	$13,260
02/2026	$11,299	$13,897

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
AATR	1 Year	Since 10/29/2024 (commencement of operations)Footnote Reference*
GMO International Quality ETF at NAV	16.03%	9.57%
MSCI World ex USA Index	35.48%	27.93%
Footnote	Description
Footnote*	The NAV returns are calculated using the start of day values on October 29, 2024.

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. The returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability thereunder.

The Fund's expense ratio of 0.60% is equal to the Total Annual Fund Operating Expense as set forth in the Fund's most recent prospectus dated October 28, 2025.

Performance Inception Date			Oct. 29, 2024
Material Change Date		Jul. 01, 2025
AssetsNet			$ 287,467,761
Holdings Count | Holding			36
Advisory Fees Paid, Amount			$ 552,945
InvestmentCompanyPortfolioTurnover			5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$287,467,761
Number of Portfolio Holdings	36
Portfolio Turnover Rate	5%
Total Advisory Fees Paid, Net	$552,945

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Pharmaceuticals, Biotechnology & Life Sciences	15.4
Capital Goods	14.2
Food, Beverage & Tobacco	13.7
Semiconductors & Semiconductor Equipment	11.4
Household & Personal Products	7.8
Software & Services	7.2
Consumer Services	6.6
Materials	5.7
Consumer Discretionary Distribution & Retail	5.2
Consumer Durables & Apparel	4.3
Health Care Equipment & Services	3.8
Commercial & Professional Services	2.5
Transportation	2.2
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Largest Holdings [Text Block]

Country/Region SummaryFootnote Reference**

% of Investments

Table Summary
France	22.6
United Kingdom	13.6
Switzerland	12.0
Spain	8.6
Japan	7.1
Germany	7.0
Ireland	5.5
Taiwan	5.4
Netherlands	4.4
Sweden	2.6
Australia	2.5
Finland	2.1
Italy	2.1
Mexico	2.0
Denmark	1.9
Other (each less than 1%)	0.6
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Material Fund Change [Text Block]			Material Fund Changes This is a summary of certain changes to the Fund since July 1, 2025. Effective January 1, 2026, the fiscal year end of the Fund is February 28th.
Material Fund Change Strategies [Text Block]			Effective January 1, 2026, the fiscal year end of the Fund is February 28th.
Summary of Change Legend [Text Block]			This is a summary of certain changes to the Fund since July 1, 2025.
C000254841
Shareholder Report [Line Items]
Fund Name			GMO International Value ETF
Trading Symbol			GMOI
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO International Value ETF for the period of July 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			(844) 761-1102
Additional Information Website			https://www.gmo.com/americas/etf-documents/
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
GMO International Value ETF	$47	0.60%Footnote Reference1
Footnote	Description
Footnote*	For the period July 1, 2025 through February 28, 2026. The costs would have been higher had the Fund operated the full year.
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 47
Expense Ratio, Percent	[7]		0.60%
Expenses Short Period Footnote [Text Block]			For the period July 1, 2025 through February 28, 2026. The costs would have been higher had the Fund operated the full year.
Factors Affecting Performance [Text Block]

How did the Fund perform last period and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI World ex USA Value Index is included for comparative purposes.

The GMO International Value ETF returned +34.40% (net) at net asset value (NAV) for the period from July 1, 2025, until the end of the fiscal year on February 28, 2026, as compared with +30.08% for the MSCI World ex USA Value Index.

Over the period, the primary source of value added was the portfolio’s deep value stock selection, with additional value added from sector allocation. Highlights included overweight positioning toward Australian Materials, Spanish Financials, Japanese Industrials, and UK Health Care.

Areas where deep value stock selection detracted included holdings in Japanese and Consumer Discretionary names.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	GMO International Value ETF at NAV	MSCI World ex USA Index	MSCI World ex USA Value Index
10/2024	$10,000	$10,000	$10,000
10/2024	$9,852	$9,844	$9,874
11/2024	$9,732	$9,868	$9,872
12/2024	$9,532	$9,603	$9,660
01/2025	$9,930	$10,081	$10,117
02/2025	$10,434	$10,258	$10,453
03/2025	$10,674	$10,199	$10,654
04/2025	$10,902	$10,663	$11,092
05/2025	$11,455	$11,165	$11,552
06/2025	$11,709	$11,427	$11,776
07/2025	$11,754	$11,289	$11,816
08/2025	$12,461	$11,786	$12,491
09/2025	$12,673	$12,037	$12,704
10/2025	$12,782	$12,166	$12,787
11/2025	$13,273	$12,293	$13,179
12/2025	$13,873	$12,662	$13,740
01/2026	$14,700	$13,260	$14,474
02/2026	$15,737	$13,897	$15,318

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
AATR	1 Year	Since 10/29/2024 (commencement of operations)Footnote Reference*
GMO International Value ETF at NAV	50.83%	40.41%
MSCI World ex USA Index	35.48%	27.93%
MSCI World ex USA Value Index	46.55%	37.60%
Footnote	Description
Footnote*	The NAV returns are calculated using the start of day values on October 29, 2024.

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. The returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability thereunder.

The Fund's expense ratio of 0.60% is equal to the Total Annual Fund Operating Expense as set forth in the Fund's most recent prospectus dated October 28, 2025.

Performance Inception Date			Oct. 29, 2024
Material Change Date		Jul. 01, 2025
AssetsNet			$ 448,765,306
Holdings Count | Holding			160
Advisory Fees Paid, Amount			$ 892,341
InvestmentCompanyPortfolioTurnover			4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$448,765,306
Number of Portfolio Holdings	160
Portfolio Turnover Rate	4%
Total Advisory Fees Paid, Net	$892,341

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Banks	20.3
Pharmaceuticals, Biotechnology & Life Sciences	11.4
Energy	11.3
Capital Goods	8.8
Materials	8.7
Automobiles & Components	7.8
Insurance	5.6
Telecommunication Services	4.5
Food, Beverage & Tobacco	4.0
Transportation	3.5
Financial Services	3.2
Real Estate Management & Development	2.5
Consumer Durables & Apparel	2.0
Consumer Staples Distribution & Retail	1.9
Technology Hardware & Equipment	1.5
Household & Personal Products	1.1
Other (each less than 1%)	1.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Largest Holdings [Text Block]

Country/Region SummaryFootnote Reference**

% of Investments

Table Summary
Japan	22.3
Canada	13.4
United Kingdom	10.3
France	9.9
Germany	8.6
Switzerland	7.6
Australia	5.5
Spain	4.9
Sweden	3.2
Hong Kong	2.6
Norway	2.5
Netherlands	2.2
Italy	1.8
Israel	1.5
Austria	1.2
Other (each less than 1%)	2.5
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Material Fund Change [Text Block]			Material Fund Changes This is a summary of certain changes to the Fund since July 1, 2025. Effective January 1, 2026, the fiscal year end of the Fund is February 28th.
Material Fund Change Strategies [Text Block]			Effective January 1, 2026, the fiscal year end of the Fund is February 28th.
Summary of Change Legend [Text Block]			This is a summary of certain changes to the Fund since July 1, 2025.
C000254842
Shareholder Report [Line Items]
Fund Name			GMO Systematic Investment Grade Credit ETF
Trading Symbol			INVG
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Systematic Investment Grade Credit ETF for the period of July 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			(844) 761-1102
Additional Information Website			https://www.gmo.com/americas/etf-documents/
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
GMO Systematic Investment Grade Credit ETF	$17	0.25%Footnote Reference1
Footnote	Description
Footnote*	For the period July 1, 2025 through February 28, 2026. The costs would have been higher had the Fund operated the full year.
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 17
Expense Ratio, Percent	[8]		0.25%
Expenses Short Period Footnote [Text Block]			For the period July 1, 2025 through February 28, 2026. The costs would have been higher had the Fund operated the full year.
Factors Affecting Performance [Text Block]

How did the Fund perform last period and what affected its performance?

The GMO Systematic Investment Grade Credit ETF returned +4.97% (net) at net asset value (NAV) for the period from July 1, 2025, until the end of the fiscal year on February 28, 2026, as compared with +4.98% for the Bloomberg U.S. Corporate Index.

Bloomberg U.S. Corporate Index posted positive excess returns of +0.52% for the period, along with positive total returns of +4.98%, supported by the decline in U.S. Treasury yields.

Relative to the Bloomberg U.S. Corporate Index, credit selection contributed positively, while sector allocation modestly detracted from performance. Momentum and Quality signals were the primary driver of positive relative returns, partly offset by negative contributions from Valuation and Company fundamentals. Credit selection was strongest within the Consumer Non-Cyclical and Cyclical sectors, though losses from bonds in Communications and Technology tempered these gains. In terms of sector tilts, a relative overweight to Technology and an underweight to Energy had a small negative impact on relative performance.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	GMO Systematic Investment Grade Credit ETF at NAV	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Corporate Index
06/04/2025	$10,000	$10,000	$10,000
06/2025	$10,209	$10,183	$10,203
07/2025	$10,227	$10,156	$10,210
08/2025	$10,333	$10,277	$10,313
09/2025	$10,490	$10,389	$10,468
10/2025	$10,524	$10,454	$10,508
11/2025	$10,596	$10,519	$10,577
12/2025	$10,554	$10,504	$10,556
01/2026	$10,602	$10,515	$10,575
02/2026	$10,716	$10,687	$10,711

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
AATR	Since 6/4/2025 (commencement of operations)Footnote Reference*
GMO Systematic Investment Grade Credit ETF at NAV	7.16%
Bloomberg U.S. Aggregate Index	6.87%
Bloomberg U.S. Corporate Index	7.11%
Footnote	Description
Footnote*	The NAV returns are calculated using the start of day values on June 4, 2025.

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. The returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's expense ratio of 0.25% is equal to the Total Annual Fund Operating Expense as set forth in the Fund's most recent prospectus dated October 28, 2025.

Performance Inception Date			Jun. 04, 2025
Material Change Date		Jul. 01, 2025
AssetsNet			$ 24,673,252
Holdings Count | Holding			126
Advisory Fees Paid, Amount			$ 24,480
InvestmentCompanyPortfolioTurnover			65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$24,673,252
Number of Portfolio Holdings	126
Portfolio Turnover Rate	65%
Total Advisory Fees Paid, Net	$24,480

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Capital Goods	12.2
Banks	10.2
Financial Services	9.5
Health Care Equipment & Services	6.7
Pharmaceuticals, Biotechnology & Life Sciences	6.1
Consumer Durables & Apparel	5.7
Equity Real Estate Investment Trusts (REITs)	5.7
Semiconductors & Semiconductor Equipment	5.3
Media & Entertainment	4.9
Energy	4.6
Utilities	4.0
Automobiles & Components	3.9
Software & Services	3.8
Food, Beverage & Tobacco	3.4
Transportation	3.3
Technology Hardware & Equipment	3.0
Materials	2.9
Consumer Services	2.0
Household & Personal Products	1.9
Other (each less than 1%)	0.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Largest Holdings [Text Block]

Country/Region SummaryFootnote Reference**

% of Investments

Table Summary
United States	86.2
Canada	6.8
United Kingdom	5.3
Australia	1.0
Other (each less than 1%)	0.7
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Material Fund Change [Text Block]			Material Fund Changes This is a summary of certain changes to the Fund since July 1, 2025. Effective January 1, 2026, the fiscal year end of the Fund is February 28th.
Material Fund Change Strategies [Text Block]			Effective January 1, 2026, the fiscal year end of the Fund is February 28th.
Summary of Change Legend [Text Block]			This is a summary of certain changes to the Fund since July 1, 2025.
C000246461
Shareholder Report [Line Items]
Fund Name			GMO U.S. Quality ETF
Trading Symbol			QLTY
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO U.S. Quality ETF for the period of July 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			(844) 761-1102
Additional Information Website			https://www.gmo.com/americas/etf-documents/
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
GMO U.S. Quality ETF	$36	0.50%Footnote Reference1
Footnote	Description
Footnote*	For the period July 1, 2025 through February 28, 2026. The costs would have been higher had the Fund operated the full year.
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 36
Expense Ratio, Percent	[9]		0.50%
Expenses Short Period Footnote [Text Block]			For the period July 1, 2025 through February 28, 2026. The costs would have been higher had the Fund operated the full year.
Factors Affecting Performance [Text Block]

How did the Fund perform last period and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the S&P 500 Index is included for comparative purposes.

The GMO U.S. Quality ETF returned +13.85% (net) at net asset value (NAV) for the period from July 1, 2025, until the end of the fiscal year on February 28, 2026, as compared with +11.75% for the S&P 500 Index.

Relative to the S&P 500, sector allocation made a positive contribution this period. The Health Care (overweight) and Financials (underweight) allocations helped returns, while Energy (underweight) and Industrials (underweight) reduced returns. Security selection within sector made a positive contribution. Selection results in Information Technology and Communication Services helped returns. Health Care and Consumer Staples detracted from returns. Stock selection within sector was more significant than sector allocation.

Lam Research, KLA, and Johnson & Johnson made the largest positive impact, while Salesforce, Accenture, and Abbott detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	GMO U.S. Quality ETF at NAV	S&P 500 Index
11/2023	$10,000	$10,000
11/2023	$10,322	$10,368
12/2023	$10,665	$10,839
01/2024	$10,997	$11,021
02/2024	$11,632	$11,610
03/2024	$11,921	$11,983
04/2024	$11,523	$11,494
05/2024	$11,882	$12,064
06/2024	$12,462	$12,497
07/2024	$12,513	$12,649
08/2024	$12,879	$12,956
09/2024	$13,117	$13,232
10/2024	$12,701	$13,112
11/2024	$13,247	$13,882
12/2024	$12,917	$13,551
01/2025	$13,545	$13,928
02/2025	$13,367	$13,747
03/2025	$12,634	$12,972
04/2025	$12,477	$12,884
05/2025	$13,106	$13,695
06/2025	$13,853	$14,392
07/2025	$13,822	$14,715
08/2025	$14,140	$15,013
09/2025	$14,691	$15,561
10/2025	$15,147	$15,925
11/2025	$15,578	$15,964
12/2025	$15,645	$15,974
01/2026	$15,965	$16,206
02/2026	$15,771	$16,082

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since 11/14/2023 (commencement of operations)Footnote Reference*
GMO U.S. Quality ETF at NAV	17.98%	21.97%
S&P 500 Index	16.99%	23.01%

Performance Inception Date			Nov. 14, 2023
Material Change Date		Jul. 01, 2025
AssetsNet			$ 3,463,674,325
Holdings Count | Holding			39
Advisory Fees Paid, Amount			$ 9,123,118
InvestmentCompanyPortfolioTurnover			4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,463,674,325
Number of Portfolio Holdings	39
Portfolio Turnover Rate	4%
Total Advisory Fees Paid, Net	$9,123,118

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	16.1
Pharmaceuticals, Biotechnology & Life Sciences	13.6
Software & Services	13.1
Health Care Equipment & Services	11.6
Media & Entertainment	10.7
Food, Beverage & Tobacco	6.4
Consumer Services	5.1
Consumer Discretionary Distribution & Retail	4.9
Technology Hardware & Equipment	4.6
Financial Services	4.2
Banks	3.7
Household & Personal Products	2.9
Capital Goods	1.7
Transportation	1.4
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Material Fund Change [Text Block]			Material Fund Changes This is a summary of certain changes to the Fund since July 1, 2025. Effective January 1, 2026, the fiscal year end of the Fund is February 28th.
Material Fund Change Strategies [Text Block]			Effective January 1, 2026, the fiscal year end of the Fund is February 28th.
Summary of Change Legend [Text Block]			This is a summary of certain changes to the Fund since July 1, 2025.
C000254843
Shareholder Report [Line Items]
Fund Name			GMO U.S. Value ETF
Trading Symbol			GMOV
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO U.S. Value ETF for the period of July 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			(844) 761-1102
Additional Information Website			https://www.gmo.com/americas/etf-documents/
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
GMO U.S. Value ETF	$36	0.50%Footnote Reference1
Footnote	Description
Footnote*	For the period July 1, 2025 through February 28, 2026. The costs would have been higher had the Fund operated the full year.
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 36
Expense Ratio, Percent	[10]		0.50%
Expenses Short Period Footnote [Text Block]			For the period July 1, 2025 through February 28, 2026. The costs would have been higher had the Fund operated the full year.
Factors Affecting Performance [Text Block]

How did the Fund perform last period and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI USA Value (Gross) Index is included for comparative purposes.

The GMO U.S. Value ETF returned +17.72% (net) at net asset value (NAV) for the period from July 1, 2025, until the end of the fiscal year on February 28, 2026, as compared with +13.62% for the MSCI USA Value (Gross) Index.

Over the period, the primary source of value added was the portfolio’s deep value stock selection. Notable contributors included holdings in Communication Services, Financials, Industrials, Health Care, and Consumer Discretionary sectors. Overweight positioning in Energy also added value.

In contrast, deep value stock selection detracted within the Information Technology sector.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	GMO U.S. Value ETF at NAV	MSCI USA Index	MSCI USA Value (Gross) Index
10/2024	$10,000	$10,000	$10,000
10/2024	$9,815	$9,870	$9,803
11/2024	$10,427	$10,407	$10,416
12/2024	$9,801	$9,683	$10,151
01/2025	$10,236	$10,116	$10,460
02/2025	$10,189	$10,213	$10,296
03/2025	$9,887	$9,965	$9,693
04/2025	$9,483	$9,612	$9,644
05/2025	$9,700	$9,867	$10,266
06/2025	$10,178	$10,307	$10,794
07/2025	$10,171	$10,359	$11,041
08/2025	$10,751	$10,646	$11,258
09/2025	$10,764	$10,839	$11,671
10/2025	$10,667	$10,738	$11,948
11/2025	$11,058	$10,928	$11,952
12/2025	$11,254	$11,011	$11,953
01/2026	$11,699	$11,505	$12,108
02/2026	$11,982	$11,712	$12,001

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since 10/29/2024 (commencement of operations)Footnote Reference*
GMO U.S. Value ETF at NAV	17.60%	14.49%
MSCI USA Index	14.68%	12.55%
MSCI USA Value (Gross) Index	16.57%	14.63%

Performance Inception Date			Oct. 29, 2024
Material Change Date		Jul. 01, 2025
AssetsNet			$ 80,734,479
Holdings Count | Holding			167
Advisory Fees Paid, Amount			$ 200,712
InvestmentCompanyPortfolioTurnover			22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$80,734,479
Number of Portfolio Holdings	167
Portfolio Turnover Rate	22%
Total Advisory Fees Paid, Net	$200,712

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Pharmaceuticals, Biotechnology & Life Sciences	13.3
Energy	10.9
Banks	9.7
Financial Services	7.5
Telecommunication Services	6.5
Insurance	6.4
Media & Entertainment	6.2
Health Care Equipment & Services	5.0
Household & Personal Products	3.7
Technology Hardware & Equipment	3.7
Consumer Durables & Apparel	3.4
Food, Beverage & Tobacco	3.3
Capital Goods	3.0
Semiconductors & Semiconductor Equipment	3.0
Automobiles & Components	2.9
Consumer Discretionary Distribution & Retail	2.8
Consumer Staples Distribution & Retail	2.6
Transportation	2.5
Materials	1.2
Software & Services	1.2
Other (each less than 1%)	1.2
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Material Fund Change [Text Block]			Material Fund Changes This is a summary of certain changes to the Fund since July 1, 2025. Effective January 1, 2026, the fiscal year end of the Fund is February 28th.
Material Fund Change Strategies [Text Block]			Effective January 1, 2026, the fiscal year end of the Fund is February 28th.
Summary of Change Legend [Text Block]			This is a summary of certain changes to the Fund since July 1, 2025.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.